SUBSEQUENT EVENTS (Details Narrative) - CAD ($)			1 Months Ended	12 Months Ended
	Jan. 15, 2021	Jan. 04, 2021	Jan. 25, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Warrant issued						3,333
Share Price				$ 0.075
Term				2 years
Non-adjusting events after reporting period [member]
Statement Line Items [Line Items]
Warrant issued		500,000
Warrant exercisable price		$ 0.135
Shares issued for flow-through units	400,000
Proceeds from flow through units	$ 200,000
Share Price	$ 0.10		$ 0.05
Term	2 years
Common stock issued for settlement of debt			14,787,030
Value of stock issued for settlement of debt			$ 739,352